Long-Term Debt, net - Maturities (Details) $ in Thousands	Jun. 30, 2024 USD ($)
Scheduled maturities of long-term debt
June 30, 2025	$ 25,160
June 30, 2026	25,160
June 30, 2027	92,360
June 30, 2028	294,326
June 30, 2029	140,760
Total long-term debt	$ 577,766